Borrowings - Summary of Borrowings (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Nov. 21, 2016	Oct. 20, 2016	Aug. 15, 2016	May 25, 2016	Mar. 03, 2016	Nov. 20, 2015	Dec. 31, 2017	Dec. 31, 2016
Owned and finance leased aircraft [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings							¥ 83,687	¥ 78,318
Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings							20	34
Secured bank borrowings [member] | Owned and finance leased aircraft [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets							440	660
Carrying amount of assets used as security for bank borrowings							1,331	1,443
Secured bank borrowings [member] | Right-of-use assets and investment properties [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets							265	315
Secured bank borrowings [member] | Land use rights [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings							90	79
Secured bank borrowings [member] | Investment properties [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of assets used as security for bank borrowings							20	34
Secured bank borrowings [member] | Other flight equipment [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets							99	0
Carrying amount of assets used as security for bank borrowings							¥ 206	¥ 0
Corporate bond [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value				¥ 5,000	¥ 5,000	¥ 3,000
Borrowings interest rate				3.12%	2.97%	3.63%
Borrowings maturity period				Five years	Three years	Five years
Medium- term notes 1 [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value	¥ 1,800	¥ 1,600	¥ 1,300
Borrowings interest rate	3.38%	3.11%	2.97%
Borrowings maturity period	Three years	Five years	Three years